UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kingstown Capital Management LP
Address: 100 Park Avenue, Suite 2100
         New York, NY  10017

13F File Number:  028-14360

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark Rosenthal
Title:     Chief Financial Officer
Phone:     212-319-1309

Signature, Place, and Date of Signing:

 /s/ Mark Rosenthal     New York, NY     January 30, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    20

Form 13F Information Table Value Total:    $374,326 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BANK OF AMERICA CORPORATION    *W EXP 01/16/201 060505146     2323  1150000 SH       SOLE                  1150000        0        0
BLYTH INC                      COM NEW          09643P207     9633   169600 SH       SOLE                   169600        0        0
COMPUCREDIT HLDGS CORP         NOTE 3.625% 5/3  20478NAB6    27137 27550000 PRN      SOLE                 27550000        0        0
COMPUCREDIT HLDGS CORP         NOTE 5.875%11/3  20478NAD2      852  2000000 PRN      SOLE                  2000000        0        0
EXELIS INC                     COM              30162A108    18553  2050000 SH       SOLE                  2050000        0        0
FOREST CITY ENTERPRISES INC    CL A             345550107    20094  1700000 SH       SOLE                  1700000        0        0
GENERAL MTRS CO                *W EXP 07/10/201 37045v118    10141   864516 SH       SOLE                   864516        0        0
GENERAL MTRS CO                JR PFD CNV SRB   37045V209    28256   825000 SH       SOLE                   825000        0        0
GRIFOLS S A                    SPONSORED ADR    398438309    24605  4449300 SH       SOLE                  4449300        0        0
ITT CORP NEW                   COM NEW          450911201     7249   374999 SH       SOLE                   374999        0        0
LENDER PROCESSING SVCS INC     COM              52602E102     9796   650000 SH       SOLE                   650000        0        0
LIBERTY MEDIA CORPORATION      LIB CAP COM A    530322106    31220   400000 SH       SOLE                   400000        0        0
MI DEVS INC                    COM              55304X104    30381   950000 SH       SOLE                   950000        0        0
OLD REP INTL CORP              COM              680223104     4468   481997 SH       SOLE                   481997        0        0
QLT INC                        COM              746927102    21599  2999904 SH       SOLE                  2999904        0        0
SANOFI                         RIGHT 12/31/2020 80105N113     1200  1000000 SH       SOLE                  1000000        0        0
SUNCOKE ENERGY INC             COM              86722A103    12040  1075000 SH       SOLE                  1075000        0        0
SUNOCO INC                     COM              86764P109    41020  1000000 SH       SOLE                  1000000        0        0
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209    30833  1100000 SH       SOLE                  1100000        0        0
WILLIAMS COS INC DEL           COM              969457100    42926  1300000 SH       SOLE                  1300000        0        0